Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of year	$ 3,601,862	$ 2,883,370
Profit / (loss) for deferred taxes recognized in the statements of income	3,123,443	(651,670)
Other tax effects	(38,740)	(66,822)
Net deferred tax liabilities at fiscal year end	$ 517,159	$ 3,601,862